Fees Summary	Jul. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,370,000
Previously Paid Amount	0.00
Total Fee Amount	362.85
Total Offset Amount	0.00
Net Fee	362.85
Narrative - Max Aggregate Offering Price	$ 2,370,000
Final Prospectus	true